Selected Unaudited Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Selected Unaudited Quarterly Financial Data

	Three Months Ended,
	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013
Total revenues	$22,006	$20,007	$21,723	$-
Operating loss	$(10,484)	$(11,924)	$(10,401)	$(10,718)
Net loss attributable to CAMAC Energy Inc.	$(10,488)	$(11,930)	$(10,417)	$(10,690)
Net loss per common share attributable to CAMAC Energy Inc.:
Basic	$(0.01)	$(0.01)	$(0.01)	$(0.01)
Diluted	$(0.01)	$(0.01)	$(0.01)	$(0.01)

	Three Months Ended,
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Total revenues	$5,672	$-	$44,657	$24,338
Operating loss	$(879)	$(3,496)	$(10,861)	$(16,888)
Net loss attributable to CAMAC Energy Inc.	$(1,296)	$(3,975)	$(6,879)	$(17,379)
Net loss per common share attributable to CAMAC Energy Inc.:
Basic	$(0.00)	$(0.01)	$(0.01)	$(0.02)
Diluted	$(0.00)	$(0.01)	$(0.01)	$(0.02)